Consolidated Statements of Changes in Equity (Parentheticals) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Statement Line Items [Line Items]
Cumulative effect, Attributable to Equity Holders	R$ 291.8
Cumulative effect, Attributable to Non-controlling interest	292.4
Cumulative effect, Attributable to Non-controlling interest	R$ 1,035.2